Disclosure of maturity analysis for derivative financial liabilities (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Trade payables and accrued liabilities	$ 312,981	$ 144,982
Within one year [Member]
Statements [Line Items]
Trade payables and accrued liabilities	312,981
Between one and five years [Member]
Statements [Line Items]
Trade payables and accrued liabilities	0
More than five years [Member]
Statements [Line Items]
Trade payables and accrued liabilities	$ 0